Franklin Global Trust
Consolidated Statement of Investments, April 30, 2019 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
		Country/Organization	Warrants		Value
	Warrants 2.2%
[a,b,c]	Central Bank of Nigeria, Reg S, wts., 11/15/20	Nigeria	64,000		$ 2,608,000
[c,d,e]	Government of Ukraine, senior bond, Reg S, VRI, GDP Linked Security, 5/31/40	Ukraine	6,000,000		3,847,470
[a,d]	Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	925,920		1,851,840
	Total Warrants (Cost $31,287,790)				8,307,310
			Principal Amount*
	Quasi-Sovereign and Corporate Bonds 28.2%
	Banks 6.0%
[f]	Akbank T.A.S., sub.bond, 144A, 6.797% to 4/27/23, FRN thereafter, 4/27/28	Turkey	4,500,000		3,512,214
[f]	Bank of Georgia JSC, senior note, 144A, 11.00%, 6/01/20	Georgia	15,050,000	GEL	5,590,477
[f]	Fidelity Bank, senior note, 144A, 10.50%, 10/16/22	Nigeria	5,100,000		5,390,853
[c,g]	International Bank of Azerbaijan OJSC, senior note, Reg S, 5.625%, 6/11/19	Azerbaijan	10,500,000		8,610,000
[b,g,h,i]	Sphynx Capital Markets PCC (National Investment Bank of Ghana), PTN, Reg S, zero cpn., 2/05/09	Ghana	8,000,000		—
					23,103,544
	Capital Markets 0.9%
[c]	Development Bank of Kazakhstan JSC, senior note, Reg S, 9.50%, 12/14/20	Kazakhstan	1,300,000,000	KZT	3,448,480
	Commercial Services & Supplies 1.2%
[c]	Red de Carreteras de Occidente Sapib de CV, senior secured bond, Reg S, 9.00%, 6/10/28	Mexico	90,000,000	MXN	4,573,659
	Diversified Financial Services 2.8%
[b,h]	Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	Kazakhstan	136,566		1,366
[f,j]	Fideicomiso PA Costera, senior secured bond, B, 144A, Index Linked, 6.25%, 1/15/34	Colombia	10,911,131,347	COP	3,508,240
[f]	Georgia Capital JSC, senior note, 144A, 6.125%, 3/09/24	Georgia	4,092,000		3,890,346
[f]	Rio Oil Finance Trust, senior secured bond, 144A, 9.25%, 7/06/24	Brazil	3,200,627		3,516,688
					10,916,640
	Diversified Telecommunication Services 2.9%
[c]	Empresa de Telecommunicaciones de Bogota SA, senior note, Reg S, 7.00%, 1/17/23	Colombia	27,200,000,000	COP	7,553,663
[f]	MTN (Mauritius) Investments Ltd., senior bond, 144A, 4.755%, 11/11/24	South Africa	3,000,000		2,909,205
[k]	Oi SA, senior note, PIK, 10.00%, 7/27/25	Brazil	791,000		831,839
					11,294,707
	Food Products 1.1%
[f]	MHP Lux SA, senior note, 144A, 6.95%, 4/03/26	Ukraine	4,410,000		4,222,901
	Industrial Conglomerates 0.7%
[f]	Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	Turkey	4,400,000		2,737,262
	Metals & Mining 1.1%
[f]	Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%, 5/01/22	South Africa	4,600,000		4,352,796
Quarterly Consolidated Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Emerging Market Debt Opportunities Fund  (continued)
		Country/Organization	Principal Amount*		Value
	Quasi-Sovereign and Corporate Bonds (continued)
	Multiline Retail 0.0%†
[b,h,k]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	4,363,550		$ 5,400
[b,h,k]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	935,373		34,537
					39,937
	Municipal Bonds 4.3%
[c]	Bogota Distrito Capital, senior bond, Reg S, 9.75%, 7/26/28	Colombia	12,500,000,000	COP	4,238,189
	Province of Salta Argentina,
	[f] senior secured note, 144A, 9.50%, 3/16/22	Argentina	1,589,400		1,535,758
	[c] senior secured note, Reg S, 9.50%, 3/16/22	Argentina	1,559,025		1,506,408
[f]	Provincia de Neuquen Argentina, senior secured bond, 144A, 8.625%, 5/12/28	Argentina	7,000,000		6,551,020
[f]	Provincia de Tierra Del Fuego Argentina, senior secured bond, 144A, 8.95%, 4/17/27	Argentina	2,827,500		2,419,902
[f]	Provincia del Chubut Argentina, senior secured note, 144A, 7.75%, 7/26/26	Argentina	492,000		383,607
					16,634,884
	Oil, Gas & Consumable Fuels 4.1%
[f]	Georgian Oil and Gas Corp., senior note, 144A, 6.75%, 4/26/21	Georgia	5,000,000		5,184,250
[c]	Medco Platinum Road Pte Ltd., first lien, Reg S, 6.75%, 1/30/25	Indonesia	3,000,000		2,930,310
[f]	Petroleum Co. of Trinidad and Tobago Ltd., senior bond, 144A, 6.00%, 5/08/22	Trinidad and Tobago	3,120,833		2,993,035
[f]	Tullow Oil PLC, senior note, 144A, 7.00%, 3/01/25	Ghana	4,600,000		4,693,610
					15,801,205
	Real Estate Management & Development 2.1%
[c]	CIFI Holdings Group Co. Ltd., senior note, Reg S, 6.875%, 4/23/21	China	3,600,000		3,674,988
[f]	O1 Properties Finance PLC, senior note, 144A, 8.25%, 9/27/21	Russia	5,400,000		4,212,000
					7,886,988
	Textiles, Apparel & Luxury Goods 0.5%
[f]	Golden Legacy PT Ltd., senior note, 144A, 8.25%, 6/07/21	Indonesia	1,971,000		2,053,073
	Transportation Infrastructure 0.5%
[f]	Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47	Mexico	2,000,000		1,875,470
	Total Quasi-Sovereign and Corporate Bonds (Cost $132,236,123)				108,941,546
	Loan Participations and Assignments 19.7%
[b,h]	Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	Iraq	748,705,182	JPY	4,623,342
[b,h,l]	Development Bank of South Africa Ltd. (Government of Angola),
	Tranche 2, senior note, FRN, 9.126%, (6-month USD LIBOR + 6.25%), 12/20/23	Angola	7,437,500		7,171,056
	Tranche 3B, senior note, FRN, 9.126%, (6-month USD LIBOR + 6.25%), 12/20/23	Angola	7,000,000		6,749,230
  |  2

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Emerging Market Debt Opportunities Fund  (continued)
		Country/Organization	Principal Amount*		Value
	Loan Participations and Assignments (continued)
[f]	Dilijan Finance BV, (Ardshinbank CJSC), senior note, 144A, 12.00%, 7/29/20	Armenia	4,965,000		$ 5,138,775
[b,h,l]	Ethiopian Railway Corp. (Government of Ethiopia), FRN, 6.562%, (6-month USD LIBOR + 3.75%), 8/02/21	Ethiopia	5,166,667		5,087,104
[a,b,h,k,m]	Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	United States	577,344		577,017
[b,h,l]	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	223,006,657	JPY	1,462,373
[f]	Kyiv Finance PLC, (City of Kyiv), 144A, 7.50%, 12/15/22	Ukraine	13,623,000		12,976,139
[b,h,l]	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	Iraq	390,275,158	JPY	2,559,241
[b,g,h]	NK Debt Corp.,
	144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
	Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
	Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
[f]	Oilflow SPV 1 DAC (Kurdistan Regional Government), secured note, 144A, 12.00%, 1/13/22	Iraq	8,300,000		8,703,837
[b,h,l]	Societe des Hydrocarbures du Tchad, Tranche B, FRN, 7.101%, (1-month USD LIBOR + 4.50%), 12/31/27	Chad	15,778,829		14,621,092
[f]	SSB No. 1 PLC (OJSC State Savings Bank of Ukraine), senior note, 144A, 9.625%, 3/20/25	Ukraine	6,600,000		6,610,197
	Total Loan Participations and Assignments (Cost $78,999,420)				76,279,403
	Foreign Government and Agency Securities 38.7%
	Argentina Treasury Bill, Strip, 4/30/20	Argentina	18,300,000	ARS	420,545
	Banque Centrale de Tunisie International Bond,
	senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,423,493
	senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	5,012,554
	[c] senior note, Reg S, 5.75%, 1/30/25	Tunisia	2,000,000		1,837,230
[f]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	240,000,000	DOP	4,749,298
	European Bank for Reconstruction and Development,
	[n] senior note, 8.30%, 10/02/20	Supranational[o]	8,000,000,000	IDR	562,751
	senior note, 6.85%, 6/21/21	Supranational[o]	72,100,000,000	IDR	4,997,539
	Government of Argentina,
	senior note, 4.50%, 2/13/20	Argentina	3,400,000		2,970,325
	senior note, 5.875%, 1/11/28	Argentina	4,000,000		2,776,580
[c,l]	Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month EUR LIBOR + 0.813%), 12/20/21	Bosnia and Herzegovina	8,785,500	DEM	4,613,718
[f]	Government of Cameroon, senior note, 144A, 9.50%, 11/19/25	Cameroon	4,300,000		4,621,060
	Government of Egypt,
	16.75%, 9/06/19	Egypt	47,500,000	EGP	2,773,035
	18.15%, 6/13/20	Egypt	21,000,000	EGP	1,236,982
	16.40%, 9/05/20	Egypt	16,500,000	EGP	954,564
[c]	Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35	El Salvador	10,000,000		10,385,600
[f]	Government of Gabon, senior note, 144A, 6.95%, 6/16/25	Gabon	6,700,000		6,536,788
	Government of Ghana,
	24.75%, 7/19/21	Ghana	7,300,000	GHS	1,558,547
	senior note, 18.25%, 7/25/22	Ghana	20,000,000	GHS	3,803,057
  |  3

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Emerging Market Debt Opportunities Fund  (continued)
		Country/Organization	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
[c]	Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	6,000,000		$ 5,844,120
	Government of Mexico, senior note, M, 5.00%, 12/11/19	Mexico	1,830,000[p]	MXN	9,472,460
	Government of Russia, 7.00%, 8/16/23	Russia	280,000,000	RUB	4,228,520
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	201,500,000	ZAR	11,855,180
[f]	Government of Suriname, senior note, 144A, 9.25%, 10/26/26	Suriname	4,200,000		4,137,105
	Government of Turkey, 6.875%, 3/17/36	Turkey	2,100,000		1,885,055
[f]	Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32	Ukraine	4,500,000		3,970,350
[j]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	454,418,614	UYU	13,424,067
[c,g]	Government of Venezuela,
	senior bond, Reg S, 7.65%, 4/21/25	Venezuela	7,500,000		2,203,125
	senior bond, Reg S, 9.25%, 5/07/28	Venezuela	4,000,000		1,185,000
	Grenada Government International Bond,
	[f] senior bond, 144A, 7.00%, 5/12/30	Grenada	6,484,051		6,030,168
	[c] senior bond, Reg S, 7.00%, 5/12/30	Grenada	1,405,047		1,306,693
	Kenya Infrastructure Bond,
	senior note, 12.50%, 5/12/25	Kenya	278,000,000	KES	2,859,855
	senior note, 11.00%, 9/15/25	Kenya	460,000,000	KES	4,637,600
[f,g]	Mozambique International Bond, senior note, 144A, 10.50%, 1/18/23	Mozambique	6,300,000		5,564,443
[f]	Peruvian Government International Bond, senior bond, 144A, 6.35%, 8/12/28	Peru	14,000,000	PEN	4,610,410
[c]	Saderea DAC, senior secured bond, Reg S, 12.50%, 11/30/26	Ghana	2,028,388		2,205,872
	Total Foreign Government and Agency Securities (Cost $161,762,588)				149,653,689
			Shares
	Common Stocks 0.0%†
[b,d,h]	Astana Finance JSC, GDR, 144A	Kazakhstan	193,625		—
[b,d,h]	K2016470219 South Africa Ltd., A	South Africa	55,882,058		39,096
[b,d,h]	K2016470219 South Africa Ltd., B	South Africa	5,561,052		3,891
	Total Common Stocks (Cost $433,379)				42,987
			Units
	Private Limited Partnership Fund (Cost $4,600,000) 0.0%†
	Diversified Financial Services 0.0%†
[a,b,d,h,q]	Global Distressed Alpha Fund III LP	United States	4,424,861		164,897
	Total Investments before Short Term Investments (Cost $409,319,300)				343,389,832
  |  4

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Emerging Market Debt Opportunities Fund  (continued)
		Country/Organization	Principal Amount*		Value
	Short Term Investments 8.6%
	Quasi-Sovereign and Corporate Bonds (Cost $3,304,433) 0.8%
[c]	Petroleum Co. of Trinidad and Tobago Ltd., senior note, Reg S, 9.75%, 8/14/19	Trinidad and Tobago	3,350,000		$ 3,287,288
	Foreign Government and Agency Securities 3.2%
[r]	Argentina Treasury Bill, 5/10/19	Argentina	200,600,000	ARS	4,827,842
	European Bank for Reconstruction and Development, senior note, 28.50%, 7/10/19	Supranational[o]	44,000,000	TRY	7,366,061
	Total Foreign Government and Agency Securities (Cost $12,843,996)				12,193,903
	Total Investments before Money Market Funds (Cost $425,467,729)				358,871,023
			Shares

	Money Market Funds (Cost $17,755,356) 4.6%
[s,t]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	17,755,356		17,755,356
	Total Investments (Cost $443,223,085) 97.4%				376,626,379
	Other Assets, less Liabilities 2.6%				10,156,170
	Net Assets 100.0%				$386,782,549
  |  5

Franklin Global Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Emerging Market Debt Opportunities Fund  (continued)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 8.
[b]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2019, the aggregate value of these securities was $75,859,813, representing 19.6% of net assets.
[d]Non-income producing.
[e]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2019, the aggregate value of these securities was $145,181,277, representing 37.5% of net assets.
[g]Defaulted security or security for which income has been deemed uncollectible.
[h]See Note 5 regarding restricted securities.
[i]Represents claims that have been filed with a Ghanaian court against National Investments Bank of Ghana.
[j]Principal amount of security is adjusted for inflation.
[k]Income may be received in additional securities and/or cash.
[l]The coupon rate shown represents the rate at period end.
[m]Perpetual security with no stated maturity date.
[n]Security purchased on a delayed delivery basis.
[o]A supranational organization is an entity formed by two or more central governments through international treaties.
[p]Principal amount is stated in 100 Mexican Peso Units.
[q]The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
[r]The security was issued on a discount basis with no stated coupon rate.
[s]See Note 7 regarding investments in affiliated management investment companies.
[t]The rate shown is the annualized seven-day effective yield at period end.
At April 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	CITI	Sell	2,200,000	$2,533,784	6/18/19	$ 55,317	$ —
Euro	RBCCM	Sell	1,900,000	2,188,023	6/18/19	47,529	—
Japanese Yen	CITI	Sell	640,000,000	5,826,518	6/18/19	56,432	—
Japanese Yen	MSCO	Sell	700,000,000	6,371,372	6/18/19	60,341	—
Japanese Yen	RBCCM	Sell	700,000,000	6,373,660	6/18/19	62,629	—
Total Forward Exchange Contracts						$282,248	$ —
Net unrealized appreciation (depreciation)						$282,248

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 20.
  |  6

Franklin Global Trust
Statement of Investments, April 30, 2019 (unaudited)
Franklin Global Listed Infrastructure Fund
		Country	Shares/Units	Value
	Common Stocks and Other Equity Interests 99.2%
	Airport Services 18.0%
	Aena SME SA	Spain	11,845	$ 2,196,929
	Aeroports de Paris SA	France	9,487	1,932,509
	Auckland International Airport Ltd.	New Zealand	540,806	2,880,091
	Beijing Capital International Airport Co. Ltd.	China	664,000	590,760
	Enav SpA	Italy	193,385	1,055,099
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	13,651	1,383,802
	Japan Airport Terminal Co. Ltd.	Japan	15,900	668,835
	Sydney Airport	Australia	125,907	676,625
				11,384,650
	Construction & Engineering 3.4%
[a]	Ferrovial SA	Spain	58,161	1,432,653
	Sadbhav Engineering Ltd.	India	65,423	222,673
	Vinci SA	France	4,989	503,766
				2,159,092
	Electric Utilities 22.9%
	Alliant Energy Corp.	United States	35,300	1,667,219
	American Electric Power Co. Inc.	United States	30,470	2,606,709
	Elia System Operator SA/NV	Belgium	12,152	819,217
	Enel Chile SA	Chile	2,834,505	285,542
	FirstEnergy Corp.	United States	27,600	1,160,028
[a]	Iberdrola SA	Spain	211,149	1,917,977
	NextEra Energy Inc.	United States	11,140	2,166,062
	Orsted AS	Denmark	7,285	557,724
	Terna Rete Elettrica Nazionale SpA	Italy	126,062	754,813
	Xcel Energy Inc.	United States	46,000	2,599,000
				14,534,291
	Environmental & Facilities Services 1.1%
	Cleanaway Waste Management Ltd.	Australia	445,682	707,214
	Gas Utilities 5.1%
	AltaGas Canada Inc.	Canada	32,600	469,504
	Atmos Energy Corp.	United States	8,100	828,954
	ENN Energy Holdings Ltd.	China	61,200	578,039
	Gujarat State Petronet Ltd.	India	270,297	775,804
	Infraestructura Energetica Nova SAB de CV	Mexico	129,700	566,957
				3,219,258
	Highways & Railtracks 11.9%
	Atlantia SpA	Italy	103,556	2,824,981
	Atlas Arteria Ltd.	Australia	131,267	648,032
	Getlink SE	France	114,416	1,841,685
	Transurban Group	Australia	237,806	2,254,059
				7,568,757
	Integrated Telecommunication Services 4.8%
	Cellnex Telecom SA	Spain	70,211	2,159,481
[b,c]	China Tower Corp. Ltd., H, 144A, Reg S	China	3,290,900	889,279
				3,048,760
	Marine Ports & Services 0.8%
	COSCO Shipping Ports Ltd.	China	496,000	494,397
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Global Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin Global Listed Infrastructure Fund  (continued)
		Country	Shares/Units	Value
	Common Stocks and Other Equity Interests (continued)
	Multi-Utilities 8.0%
	CMS Energy Corp.	United States	31,600	$ 1,755,380
	Dominion Energy Inc.	United States	4,900	381,563
	Sempra Energy	United States	23,160	2,963,322
				5,100,265
	Oil & Gas Storage & Transportation 17.4%
[a]	Cheniere Energy Inc.	United States	35,750	2,300,513
	Enbridge Inc.	Canada	21,844	807,122
	Energy Transfer LP	United States	59,487	899,443
	ONEOK Inc.	United States	28,700	1,949,591
	Pembina Pipeline Corp.	Canada	39,929	1,427,952
	Targa Resources Corp.	United States	9,020	362,153
	TransCanada Corp.	Canada	68,607	3,275,147
				11,021,921
	Railroads 0.8%
[a]	Rumo SA	Brazil	111,100	513,269
	Water Utilities 5.0%
	American Water Works Co. Inc.	United States	8,920	965,055
	Aqua America Inc.	United States	21,900	855,414
	Guangdong Investment Ltd.	China	100,000	187,372
	Pennon Group PLC	United Kingdom	78,678	768,064
	Severn Trent PLC	United Kingdom	15,560	413,125
				3,189,030
	Total Common Stocks and Other Equity Interests (Cost $53,347,457)			62,940,904

	Short Term Investments (Cost $491,324) 0.8%
	Money Market Funds 0.8%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	491,324	491,324
	Total Investments (Cost $53,838,781) 100.0%			63,432,228
	Other Assets, less Liabilities (0.0)%†			(23,436)
	Net Assets 100.0%			$63,408,792

See Abbreviations on page 20.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2019, the value of this security was $889,279, representing 1.4% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2019, the value of this security was $889,279, representing 1.4% of net assets.
[d]See Note 7 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Franklin Global Trust
Statement of Investments, April 30, 2019 (unaudited)
Franklin International Growth Fund
		Country	Shares	Value
	Common Stocks 96.2%
	Aerospace & Defense 3.2%
	MTU Aero Engines AG	Germany	175,000	$ 41,163,584
	Auto Components 2.5%
	Aptiv PLC	United States	380,000	32,566,000
	Banks 5.2%
	FinecoBank Banca Fineco SpA	Italy	2,500,000	32,907,873
[a,b]	Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
	KBC Groep NV	Belgium	460,000	34,065,130
				66,973,003
	Biotechnology 5.3%
[a]	Alkermes PLC	United States	1,090,000	33,048,800
	CSL Ltd.	Australia	250,000	35,010,373
				68,059,173
	Capital Markets 2.8%
	Deutsche Boerse AG	Germany	275,000	36,676,784
	Chemicals 8.6%
	Koninklijke DSM NV	Netherlands	310,000	35,415,994
	Symrise AG	Germany	370,000	35,567,984
	Umicore SA	Belgium	1,050,000	40,633,581
				111,617,559
	Diversified Consumer Services 4.0%
	Kroton Educacional SA	Brazil	4,500,000	11,198,744
[a]	TAL Education Group, ADR	China	1,050,000	40,393,500
				51,592,244
	Energy Equipment & Services 3.0%
	John Wood Group PLC	United Kingdom	6,400,000	39,267,552
	Health Care Equipment & Supplies 8.4%
	Cochlear Ltd.	Australia	330,000	43,597,779
	GN Store Nord A/S	Denmark	665,000	34,037,243
[a]	LivaNova PLC	United Kingdom	450,000	31,000,500
				108,635,522
	Internet & Direct Marketing Retail 11.9%
[a]	Boohoo Group PLC	United Kingdom	16,200,000	51,905,621
[a]	Just Eat PLC	United Kingdom	3,300,000	30,080,520
[a]	MercadoLibre Inc.	Argentina	70,000	33,889,800
	Zozo Inc.	Japan	2,180,000	38,461,953
				154,337,894
	IT Services 8.5%
[a]	InterXion Holding NV	Netherlands	550,000	38,054,500
	Keywords Studios PLC	Ireland	1,420,000	28,831,762
[a]	Shopify Inc., A	Canada	175,000	42,617,750
				109,504,012
	Machinery 0.5%
	Weir Group PLC	United Kingdom	270,000	5,842,991
	Media 5.7%
	Ascential PLC	United Kingdom	6,500,000	30,226,573
	CyberAgent Inc.	Japan	1,080,000	42,957,576
				73,184,149
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Franklin Global Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin International Growth Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Pharmaceuticals 5.1%
	Hikma Pharmaceuticals PLC	United Kingdom	1,550,000	$ 35,685,653
	Santen Pharmaceutical Co. Ltd.	Japan	2,000,000	30,419,753
				66,105,406
	Professional Services 2.9%
	Experian PLC	United Kingdom	1,300,000	37,719,644
	Road & Rail 3.1%
	DSV AS	Denmark	440,000	40,652,605
	Semiconductors & Semiconductor Equipment 2.9%
	Infineon Technologies AG	Germany	1,580,000	37,262,312
	Software 9.8%
	The Sage Group PLC	United Kingdom	4,300,000	40,676,186
	SAP SE	Germany	325,000	41,770,424
	Sophos Group PLC	United Kingdom	9,500,000	44,264,019
				126,710,629
	Trading Companies & Distributors 2.8%
	Ferguson PLC	Switzerland	510,000	36,179,561
	Total Common Stocks (Cost $1,100,774,555)			1,244,050,624
	Short Term Investments (Cost $44,614,827) 3.5%
	Money Market Funds 3.5%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	44,614,827	44,614,827
	Total Investments (Cost $1,145,389,382) 99.7%			1,288,665,451
	Other Assets, less Liabilities 0.3%			4,512,647
	Net Assets 100.0%			$1,293,178,098

See Abbreviations on page 20.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]See Note 7 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  10

Franklin Global Trust
Statement of Investments, April 30, 2019 (unaudited)
Franklin International Small Cap Fund
		Country	Shares	Value
	Common Stocks 96.3%
	Capital Markets 5.5%
[a]	Fairfax India Holdings Corp.	Canada	3,806,200	$ 51,003,080
	Commercial Services & Supplies 10.2%
	Biffa PLC	United Kingdom	10,532,000	32,618,853
	Elis SA	France	1,495,560	26,673,357
	ISS AS	Denmark	1,110,200	34,524,878
				93,817,088
	Containers & Packaging 3.0%
	RPC Group PLC	United Kingdom	2,726,500	28,052,833
	Distributors 3.1%
[b]	Headlam Group PLC	United Kingdom	5,133,788	28,787,278
	Energy Equipment & Services 5.7%
[a]	Borr Drilling Ltd.	Norway	7,131,775	20,334,461
	John Wood Group PLC	United Kingdom	5,348,175	32,814,022
				53,148,483
	Equity Real Estate Investment Trusts (REITs) 2.5%
	Lar Espana Real Estate Socimi SA	Spain	3,003,610	23,550,353
	Food & Staples Retailing 3.5%
	Total Produce PLC	Ireland	18,009,900	32,120,710
	Food Products 3.4%
	Cloetta AB, B	Sweden	10,122,100	30,915,639
	Devro PLC	United Kingdom	152,000	394,449
				31,310,088
	Health Care Providers & Services 1.3%
	BML Inc.	Japan	436,000	12,272,593
	Hotels, Restaurants & Leisure 4.4%
	Elior Group SA	France	2,906,500	40,231,126
	Insurance 9.8%
[a]	Arch Capital Group Ltd.	United States	919,321	31,054,663
	Fairfax Financial Holdings Ltd.	Canada	74,200	35,392,636
	RenaissanceRe Holdings Ltd.	United States	154,200	23,956,512
				90,403,811
	Interactive Media & Services 4.9%
[a]	58.com Inc., ADR	China	631,100	45,306,669
	Internet & Direct Marketing Retail 1.9%
	Dustin Group AB	Sweden	1,939,271	17,381,116
	Leisure Products 2.0%
	Bandai Namco Holdings Inc.	Japan	389,100	18,516,094
	Machinery 4.0%
	Zardoya Otis SA	Spain	4,549,008	36,738,879
	Marine 8.0%
	Clarkson PLC	United Kingdom	1,421,229	48,187,193
[a,b]	Diana Shipping Inc.	United States	8,027,750	25,528,245
				73,715,438
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  11

Franklin Global Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
Franklin International Small Cap Fund  (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Media 6.0%
[a]	Liberty Latin America Ltd.	Chile	1,048,300	$ 21,846,572
[a]	Liberty Latin America Ltd., A	Chile	1,615,000	33,801,950
				55,648,522
	Metals & Mining 3.3%
	Straits Trading Co. Ltd.	Singapore	18,223,100	30,283,618
	Personal Products 1.5%
	Ontex Group NV	Belgium	543,900	13,666,075
	Pharmaceuticals 0.7%
	Haw Par Corp. Ltd.	Singapore	642,100	6,846,171
	Professional Services 2.7%
	PageGroup PLC	United Kingdom	2,820,801	19,790,144
	SThree PLC	United Kingdom	1,303,460	5,133,326
				24,923,470
	Real Estate Management & Development 4.5%
	Hang Lung Group Ltd.	Hong Kong	14,009,300	41,695,674
	Tobacco 3.4%
	Scandinavian Tobacco Group AS	Denmark	2,612,973	31,109,625
	Trading Companies & Distributors 1.0%
	Grafton Group PLC, units consisting of common stock	United Kingdom	775,032	8,914,201
	Total Common Stocks (Cost $867,136,943)			889,442,995
			Principal Amount*
	Short Term Investments (Cost $22,000,000) 2.4%
	Time Deposits 2.4%
	Royal Bank of Canada, 2.40%, 5/01/19	Canada	$22,000,000	22,000,000
	Total Investments (Cost $889,136,943) 98.7%			911,442,995
	Other Assets, less Liabilities 1.3%			11,604,404
	Net Assets 100.0%			$923,047,399

See Abbreviations on page 20.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
  |  12

Franklin Global Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Effective March 1, 2019, Franklin International Small Cap Growth Fund was renamed Franklin International Small Cap Fund.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future
  |  13

Franklin Global Trust
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or
  |  14

Franklin Global Trust
Notes to Statements of Investments (unaudited)
received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Emerging Market Debt Opportunities Fund - Forwards and VRI
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  RESTRICTED SECURITIES
At April 30, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Prinicipal Amount*/ Units		Issuer	Acquisition Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund
193,625		Astana Finance JSC, GDR, 144A	5/22/15	$ —	$ —
136,566		Astana Finance JSC, secured note, 144A, zero cpn., 12/22/24	5/22/15	—	1,366
748,705,182	JPY	Deutsche Bank AG (Government of Iraq), 2.571%, 1/01/28	1/26/17	4,717,716	4,623,342
7,437,500		Development Bank of South Africa Ltd. (Government of Angola), Tranche 2, senior note, FRN, 9.126%, (6-month USD LIBOR + 6.25%), 12/20/23	12/16/13	7,437,500	7,171,056
7,000,000		Development Bank of South Africa Ltd. (Government of Angola), Tranche 3B, senior note, FRN, 9.126%, (6-month USD LIBOR + 6.25%), 12/20/23	6/06/14	7,000,000	6,749,230
5,166,667		Ethiopian Railway Corp. (Government of Ethiopia), FRN, 6.562%, (6-month USD LIBOR + 3.75%), 8/02/21	8/04/14 - 1/15/16	5,022,648	5,087,104
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	164,897
577,344		Global Distressed Alpha Fund III LP, PIK, 12.00%, Perpetual	12/28/16 - 4/01/19	577,341	577,017
223,006,657	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	10/16/07 - 1/06/11	1,365,783	1,462,373
55,882,058		K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	429,250	39,096
5,561,052		K2016470219 South Africa Ltd., B	2/01/17	4,129	3,891
4,363,550		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	2/08/13 - 12/31/18	6,319,687	5,400
  |  15

Franklin Global Trust
Notes to Statements of Investments (unaudited)
5.  RESTRICTED SECURITIES  (continued)
Prinicipal Amount*/ Units		Issuer	Acquisition Date	Cost	Value
Franklin Emerging Market Debt Opportunities Fund (continued)
935,373		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 12/31/18	$746,911	$34,537
390,275,158	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.563%, (6-month JPY LIBOR + 0.50%), 1/01/28	7/19/07 - 1/06/11	2,297,194	2,559,241
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
15,778,829		Societe des Hydrocarbures du Tchad, Tranche B, FRN, 7.101%, (1-month USD LIBOR + 4.50%), 12/31/27	1/01/18	15,778,829	14,621,092
8,000,000		Sphynx Capital Markets PCC (National Investment Bank of Ghana), PTN, Reg S, zero cpn., 2/05/09	10/12/09 - 10/13/11	3,100,000	—
		Total Restricted Securities (Value is 11.1% of Net Assets)		$62,532,744	$43,099,642

*In U.S. dollars unless otherwise indicated.
See Abbreviations on page 20.
6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended April 30, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin International Small Cap Fund
Non-Controlled Affiliates
Clarkson PLC	1,798,229	—	(377,000)	1,421,229	$ —[a]	$557,163	$(5,127,870)	$ —[a]
Diana Shipping Inc.	8,027,750	—	—	8,027,750	25,528,245	—	—	(10,596,631)
Headlam Group PLC	5,372,888	—	(239,100)	5,133,788	28,787,278	520,352	(626,570)	(1,651,735)
Total Affiliated Securities (Value is 5.9% of Net Assets)					$54,315,523	$1,077,515	$(5,754,440)	$(12,248,366)

[a]As of April 30, 2019, no longer an affiliate.
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2019, investments in affiliated management investment companies were as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	11,538,315	161,213,192	(154,996,151)	17,755,356	$17,755,356	$339,424	$ —	$ —
  |  16

Franklin Global Trust
Notes to Statements of Investments (unaudited)
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Global Listed Infrastructure Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	27,666	13,301,468	(12,837,810)	491,324	$ 491,324	$ 3,950	$ —	$ —
Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	31,353,762	501,970,820	(488,709,755)	44,614,827	$44,614,827	$574,795	$ —	$ —
8.  INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2019, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At April 30, 2019, the net assets of the FT Subsidiary were $7,291,017, representing 1.9% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.
9.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  17

Franklin Global Trust
Notes to Statements of Investments (unaudited)
9.  FAIR VALUE MEASUREMENTS  (continued)
A summary of inputs used as of April 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:[a]
Warrants	$—	$5,699,310	$2,608,000	$8,307,310
Quasi-Sovereign and Corporate Bonds	—	108,900,243	41,303[b]	108,941,546
Loan Participations and Assignments	—	33,428,948	42,850,455[b]	76,279,403
Foreign Government and Agency Securities	—	149,653,689	—	149,653,689
Common Stocks	—	—	42,987[b]	42,987
Private Limited Partnership Fund	—	—	164,897	164,897
Short Term Investments	17,755,356	15,481,191	—	33,236,547
Total Investments in Securities	$17,755,356	$313,163,381	$45,707,642	$376,626,379
Receivables:
Interest	$—	$—	$119,856	$119,856
Other Financial Instruments:
Forward Exchange Contracts	$—	$282,248	$—	$282,248
Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:[a]
Equity Investments	$62,940,904	$—	$—	$62,940,904
Short Term Investments	491,324	—	—	491,324
Total Investments in Securities	$63,432,228	$ —	$ —	$63,432,228
Franklin International Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,244,050,624	$—	$—[b]	$1,244,050,624
Short Term Investments	44,614,827	—	—	44,614,827
Total Investments in Securities	$1,288,665,451	$ —	$ —	$1,288,665,451
Franklin International Small Cap Fund
Assets:
Investments in Securities:[a]
Equity Investments	$889,442,995	$—	$—	$889,442,995
Short Term Investments	—	22,000,000	—	22,000,000
Total Investments in Securities	$889,442,995	$22,000,000	$ —	$911,442,995
aFor detailed categories, see the accompanying Statement of Investments.
bIncludes securities determined to have no value at April 30, 2019.
  |  18

Franklin Global Trust
Notes to Statements of Investments (unaudited)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended April 30, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$—	$—	$—	$3,424,000	$—	$—	$—	$(816,000)	$2,608,000	$(816,000)
Quasi-Sovereign and Corporate Bonds	$6,726[c]	$—	$—	$34,537	$—	$(649,044)	$—	$649,084	$41,303[c]	$649,084
Loan Participations and Assignments	46,046,676[c]	—	(4,903,530)	—	—	587,525	35,155	1,084,629	42,850,455[c]	1,254,064
Foreign Government and Agency Securities	1,965,906	—	(2,009,316)	—	—	—	65,611	(22,201)	—	—
Common Stocks	46,572[c]	—	—	—	—	—	—	(3,585)	42,987[c]	(3,585)
Private Limited Partnership Fund	227,836	—	—	—	—	—	—	(62,939)	164,897	(62,939)
Short Term Investments	5,178,608	—	(4,782,401)	—	—	23,505	(794,695)	374,983	—	—
Total Investments in Securities	$53,472,324	$—	$(11,695,247)	$3,458,537	$—	$(38,014)	$(693,929)	$1,203,971	$45,707,642	$1,020,624
Receivables:
Interest	$—	$—	$—	$119,856	$—	$—	$—	$—	$119,856	$—
aThe investment was transferred into Level 3 as a result of the unavailability of a quoted price in an active market for identical securities and other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes securities determined to have no value.
Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2019, are as follows:
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Franklin Global Trust
Notes to Statements of Investments (unaudited)
9.  FAIR VALUE MEASUREMENTS  (continued)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Averagea)		Impact to Fair Value if Input Increases[b]
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and Assignments	$42,850,455	Consensus pricing	Offered quotes	63.3 - 81.1 (70.7)	JPY	Increase[c]
		Discounted cash flow	Free cash flow	$47.6 (mil)		Increase[c]
			Discount rate	7.6% - 12.7% (9.6%)		Decrease[c]
All Other Investments[d]	2,977,043[e]
Total	$45,827,498
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial financial instruments and interest receivable developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
eIncludes securities determined to have no value at April 30, 2019.
10.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
CITI	Citibank N.A.
MSCO	Morgan Stanley
RBCCM	Royal Bank of Canada
Currency
ARS	Argentine Peso
CHF	Swiss Franc
COP	Colombian Peso
DEM	Deutsche Mark
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
JPY	Japanese Yen
KES	Kenyan Shilling
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Selected Portfolio
ADR	American Depositary Receipt
FRN	Floating Rate Note
GDP	Gross Domestic Product
GDR	Global Depositary Receipt
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind
PTN	Pass-through Note
VRI	Value Recovery Instrument

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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